Global X Funds
605 Third Avenue, 43rd Floor
New York, NY 10158

June 11, 2025

VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:    Global X Funds (“Trust”) File Nos. 333-151713, 811-22209
    Post-Effective Amendment No. 823

Ladies and Gentlemen:
Included herewith for filing on behalf of the Trust, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, is one copy of Post‑Effective Amendment No. 823 to the Trust’s Registration Statement on Form N‑1A (“Amendment”). The Amendment is being filed for the purpose of adding the following new series to the Trust: Global X S&P 500® Christian Values ETF.

Please do not hesitate to call me at (646) 214-6522 if you have any questions regarding the foregoing. Thank you for your attention to this matter.

Sincerely,
/s/ Margaret Mo
Margaret Mo
Associate General Counsel